AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 11.2%
	AGL Core CLO Ltd.
$1,500,000	Series 2019-2A, Class B, 6.71% (3-Month USD Libor+190 basis points), 4/20/2032[1,2,3]	$1,479,530
950,000	Series 2020-8A, Class BR, 6.21% (3-Month USD Libor+140 basis points), 10/20/2032[1,2,3]	927,456
125,000	Series 2020-4A, Class XR, 5.46% (3-Month USD Libor+65 basis points), 4/20/2033[1,2,3]	124,942
1,000,000	Apidos CLO Series 2020-34A, Class B1R, 6.46% (3-Month USD Libor+165 basis points), 1/20/2035[1,2,3]	954,973
	Ares CLO Ltd.
2,000,000	Series 2016-39A, Class A2R2, 6.19% (3-Month USD Libor+140 basis points), 4/18/2031[1,2,3]	1,953,966
1,285,713	Series 2020-58A, Class XR, 5.41% (3-Month Term SOFR+75 basis points), 1/15/2035[1,2,3]	1,282,650
	Atalaya Equipment Leasing Trust
412,614	Series 2021-1A, Class A2, 1.23%, 5/15/2026[1,3]	402,192
234,800	Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	222,452
1,000,000	Bain Capital Credit CLO Ltd. Series 2020-2A, Class XR, 5.50% (3-Month USD Libor+70 basis points), 7/19/2034[1,2,3]	998,694
1,268,000	Balboa Bay Loan Funding Ltd. Series 2020-1A, Class BR, 6.46% (3-Month USD Libor+165 basis points), 1/20/2032[1,2,3]	1,222,185
1,750,000	BlueMountain CLO Ltd. Series 2018-23A, Class A2, 6.26% (3-Month USD Libor+145 basis points), 10/20/2031[1,2,3]	1,715,322
371,641	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	350,732
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 7.02% (3-Month Term SOFR+236 basis points), 1/15/2031[1,2,3]	591,462
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,038
387,880	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	370,550
2,000,000	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	1,841,150
19,592	CPS Auto Receivables Trust Series 2020-C, Class C, 1.71%, 8/17/2026[1,3]	19,544
1,000,000	Crown City CLO Series 2021-1A, Class X, 5.56% (3-Month USD Libor+75 basis points), 7/20/2034[1,2,3]	998,703
694,716	Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027[1]	681,401
500,000	Dryden CLO Ltd. Series 2019-72A, Class XR, 5.76% (3-Month USD Libor+90 basis points), 5/15/2032[1,2,3]	498,376

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Eaton Vance CLO Ltd. Series 2020-1A, Class BR, 6.44% (3-Month USD Libor+165 basis points), 10/15/2034[1,2,3]	$1,451,841
	Exeter Automobile Receivables Trust
361,824	Series 2019-2A, Class D, 3.71%, 3/17/2025[1,3]	358,726
162,727	Series 2020-3A, Class C, 1.32%, 7/15/2025[1]	161,734
840,000	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	815,826
1,575,000	FirstKey Homes Trust Series 2020-SFR1, Class F2, 4.28%, 8/17/2037[3]	1,459,775
2,000,000	GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A, Class X, 6.12% (3-Month Term SOFR+180 basis points), 1/20/2035[1,2,3]	1,998,876
258,368	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	248,471
1,000,000	JFIN CLO Ltd. Series 2015-2A, Class BR, 6.19% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	994,238
92,373	Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026[1,3]	88,471
1,500,000	Mariner CLO LLC Series 2016-3A, Class BR2, 6.31% (3-Month USD Libor+150 basis points), 7/23/2029[1,2,3]	1,472,324
828,664	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	778,183
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,780,692
581,506	NewRez Warehouse Securitization Trust Series 2021-1, Class D, 6.25% (1-Month USD Libor+140 basis points), 5/25/2055[1,2,3]	573,006
800,000	Oaktree CLO Ltd. Series 2019-3A, Class BR, 6.56% (3-Month USD Libor+175 basis points), 10/20/2034[1,2,3]	766,100
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 6.86% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	981,256
2,000,000	Series 2019-2A, Class A2R, 6.49% (3-Month USD Libor+170 basis points), 10/15/2034[1,2,3]	1,901,840
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 6.24% (3-Month USD Libor+145 basis points), 10/15/2030[1,2,3]	1,438,434
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 6.67% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	966,707
314,817	Santander Consumer Auto Receivables Trust Series 2021-BA, Class B, 1.45%, 10/16/2028[1,3]	309,192
1,000,000	Santander Drive Auto Receivables Trust Series 2020-3, Class D, 1.64%, 11/16/2026[1]	969,695
	Signal Peak CLO Ltd.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$935,384	Series 2015-1A, Class AR2, 5.79% (3-Month USD Libor+98 basis points), 4/20/2029[1,2,3]	$926,319
1,000,000	Series 2019-1A, Class B, 6.80% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	981,206
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	446,722
11,211	Series 2017-E, Class A2B, 2.72%, 11/26/2040[1,3]	11,158
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	498,763
1,168,138	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,101,723
1,099,998	TICP CLO Ltd. Series 2018-12A, Class X, 5.44% (3-Month USD Libor+65 basis points), 7/15/2034[1,2,3]	1,097,475
2,000,000	Tricon American Homes Trust Series 2018-SFR1, Class F, 4.96%, 5/17/2037[3]	1,934,476
1,500,000	Venture 36 CLO Ltd. Series 2019-36A, Class A2R, 6.21% (3-Month USD Libor+140 basis points), 4/20/2032[1,2,3]	1,463,304
	Vibrant CLO Ltd.
1,100,000	Series 2017-6A, Class BR, 6.59% (3-Month USD Libor+163 basis points), 6/20/2029[1,2,3]	1,085,773
2,000,000	Series 2019-11A, Class A2R, 6.51% (3-Month USD Libor+170 basis points), 7/20/2032[1,2,3]	1,935,494
	Voya CLO Ltd.
1,000,000	Series 2016-2A, Class A2R, 6.55% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	984,777
1,300,000	Series 2018-4A, Class A2AR, 6.19% (3-Month USD Libor+140 basis points), 1/15/2032[1,2,3]	1,263,631
	Westlake Automobile Receivables Trust
281,478	Series 2019-3A, Class D, 2.72%, 11/15/2024[1,3]	280,249
90,562	Series 2019-2A, Class D, 3.20%, 11/15/2024[1,3]	90,454
300,000	Series 2020-1A, Class D, 2.80%, 6/16/2025[1,3]	296,343
867,000	Series 2021-1A, Class C, 0.95%, 3/16/2026[1,3]	837,373
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,173,427
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,608,535
	TOTAL ASSET-BACKED SECURITIES
	(Cost $56,604,626)	54,179,907
	BANK LOANS — 4.5%
1,075,000	AAdvantage Loyalty IP Ltd. 9.56% (3-Month USD Libor+475 basis points), 4/20/2028[1,2,4,5]	1,093,216
983,166	Aramark Services, Inc. 6.59% (1-Month USD Libor+175 basis points), 3/11/2025[1,2,4]	982,246
340,309	Avolon TLB Borrower 1 U.S. LLC 6.51% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,4]	340,877
1,349,734	Charter Communications Operating LLC 6.56% (1-Month USD Libor+175 basis points), 4/30/2025[1,2,4]	1,350,578

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$1,733,945	CSC Holdings LLC 6.93% (1-Month Term SOFR+225 basis points), 7/17/2025[1,2,4]	$1,658,449
199,664	DT Midstream, Inc. 6.57% (1-Month Term SOFR+125 basis points), 6/10/2028[1,2,4]	199,984
1,178,267	Energizer Holdings, Inc. 7.12% (1-Month USD Libor+225 basis points), 12/22/2027[1,2,4]	1,171,639
1,501,163	Hilton Worldwide Finance LLC 6.64% (3-Month Term SOFR+175 basis points), 6/21/2026[1,2,4]	1,501,944
621,500	ICON Luxembourg Sarl 7.00% (3-Month Term SOFR+225 basis points), 7/1/2028[1,2,4,5]	620,766
1,106,023	Level 3 Financing, Inc. 6.67% (1-Month USD Libor+175 basis points), 3/1/2027[1,2,4]	936,890
1,465,928	LPL Holdings, Inc. 6.41% (1-Month USD Libor+175 basis points), 11/12/2026[1,2,4]	1,465,012
1,085,450	Mileage Plus Holdings LLC 10.21% (3-Month USD Libor+525 basis points), 6/20/2027[1,2,4]	1,128,260
1,505,127	New Red Finance, Inc. 6.59% (1-Month USD Libor+175 basis points), 11/19/2026[1,2,4,5]	1,493,214
946,585	PetSmart LLC 8.66% (1-Month Term SOFR+375 basis points), 2/12/2028[1,2,4]	940,475
154,847	PRA Health Sciences, Inc. 7.00% (3-Month Term SOFR+225 basis points), 7/1/2028[1,2,4]	154,664
1,273,021	SBA Senior Finance II LLC 6.60% (1-Month USD Libor+175 basis points), 4/11/2025[1,2,4]	1,273,887
1,430,650	SkyMiles IP Ltd. 8.56% (3-Month USD Libor+375 basis points), 10/20/2027[1,2,4,5]	1,485,022
1,265,090	SS&C Technologies, Inc. 6.39% (1-Month USD Libor+175 basis points), 4/16/2025[1,2,4]	1,263,591
408,860	Telesat LLC 7.58% (1-Month USD Libor+275 basis points), 12/6/2026[1,2,4]	215,163
564,001	United Airlines, Inc. 8.57% (3-Month USD Libor+375 basis points), 4/21/2028[1,2,4]	561,252
998,000	Virgin Media Bristol LLC 7.18% (1-Month USD Libor+250 basis points), 1/31/2028[1,2,4]	984,028
1,158,602	Vistra Operations Co. LLC 0.00% (1-Month USD Libor+175 basis points), 12/31/2025[1,2,4]	1,153,974
	TOTAL BANK LOANS
	(Cost $22,330,106)	21,975,131
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.8%
	Angel Oak Mortgage Trust
374,458	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,6]	358,520
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,6]	1,639,890
171,017	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,6]	164,199
259,311	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,6]	243,117
1,332,800	Series 2020-3, Class B2, 5.36%, 4/25/2065[1,3,6]	1,167,290
489,781	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,6]	444,779
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,6]	616,852

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,6]	$1,140,783
	BRAVO Residential Funding Trust
320,549	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,6]	299,764
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,6]	1,048,413
	Citigroup Mortgage Loan Trust, Inc.
747,025	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	714,577
113,969	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,6]	108,371
1,458,446	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,6]	1,131,785
995,053	CSMC Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,6]	740,043
	Deephaven Residential Mortgage Trust
1,011,459	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,6]	868,125
1,000,820	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,6]	847,011
535,000	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,6]	441,667
910,225	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,6]	809,271
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,6]	1,770,239
137,811	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,6]	124,196
345,409	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,6]	283,373
234,486	FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050[1,3,6]	213,961
1,298,950	GCAT Trust Series 2021-NQM5, Class A2, 1.42%, 7/25/2066[1,3,6]	1,016,717
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.71%, 6/25/2056[1,3,6]	1,199,614
	New Residential Mortgage Loan Trust
110,958	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,6]	100,846
221,916	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,6]	199,146
1,594,003	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,6]	1,260,273
	Residential Mortgage Loan Trust
53,542	Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,6]	52,567
122,907	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,6]	120,267
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,6]	2,136,523
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,6]	696,941
193,958	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,6]	177,932
	SG Residential Mortgage Trust
205,838	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,6]	199,028
213,046	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,6]	206,166
1,128,212	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,6]	893,204
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,6]	1,105,079
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,6]	929,786
	Spruce Hill Mortgage Loan Trust
37,161	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,6]	36,619
95,293	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,6]	93,910

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Starwood Mortgage Residential Trust
$940,834	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,6]	$776,073
491,733	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,6]	403,270
593,171	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,6]	509,940
906,030	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,6]	765,357
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $33,358,991)	28,055,484
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.11%, 4/14/2033[1,3,6,7]	21,051
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036[1,3,6]	803,566
1,500,000	BFLD Trust Series 2020-EYP, Class D, 7.63% (1-Month USD Libor+295 basis points), 10/15/2035[2,3]	1,202,604
	BX Trust
904,245	Series 2021-MFM1, Class D, 6.44% (1-Month Term SOFR+161 basis points), 1/15/2034[2,3]	849,755
22,812	Series 2019-RP, Class A, 5.73% (1-Month USD Libor+105 basis points), 6/15/2034[1,2,3]	22,418
1,200,000	Series 2021-LBA, Class FJV, 7.34% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	1,060,613
1,200,000	Series 2021-LBA, Class FV, 7.34% (1-Month Term SOFR+251 basis points), 2/15/2036[2,3]	1,060,613
800,000	Series 2021-VOLT, Class F, 7.08% (1-Month USD Libor+240 basis points), 9/15/2036[2,3]	735,811
1,500,000	Series 2021-LGCY, Class F, 6.63% (1-Month USD Libor+195 basis points), 10/15/2036[2,3]	1,339,922
1,500,000	Series 2021-PAC, Class F, 7.08% (1-Month USD Libor+240 basis points), 10/15/2036[2,3]	1,360,107
1,700,000	Series 2019-XL, Class G, 7.24% (1-Month Term SOFR+241 basis points), 10/15/2036[2,3]	1,635,720
1,050,000	Series 2020-VKNG, Class E, 7.04% (1-Month Term SOFR+221 basis points), 10/15/2037[2,3]	992,944
1,400,000	Series 2021-VINO, Class E, 6.64% (1-Month USD Libor+195 basis points), 5/15/2038[2,3]	1,301,665
1,574,619	Series 2021-SOAR, Class F, 7.04% (1-Month USD Libor+235 basis points), 6/15/2038[2,3]	1,453,244
1,390,073	Series 2021-XL2, Class F, 6.93% (1-Month USD Libor+224 basis points), 10/15/2038[2,3]	1,289,672
1,021,229	Series 2022-LP2, Class E, 7.44% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	948,213
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 7.23% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	574,380

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$385,005	Cantor Commercial Real Estate Lending Series 2019-CF1, Class A1, 2.85%, 5/15/2052[1]	$378,203
2,313,302	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 0.98%, 1/10/2048[1,6,7]	51,644
1,965,981	Cold Storage Trust Series 2020-ICE5, Class E, 7.45% (1-Month USD Libor+277 basis points), 11/15/2037[2,3]	1,890,147
	COMM Mortgage Trust
1,058,273	Series 2013-CR12, Class A3, 3.77%, 10/10/2046[1]	1,050,459
860,137	Series 2014-CR19, Class XA, 0.93%, 8/10/2047[1,6,7]	7,719
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,448,087
	CSMC Trust
7,209,078	Series 2020-NET, Class X, 1.26%, 8/15/2037[3,6,7]	178,490
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,267,112
2,440,481	Extended Stay America Trust Series 2021-ESH, Class C, 6.39% (1-Month USD Libor+170 basis points), 7/15/2038[2,3]	2,363,471
7,128,426	Fannie Mae-Aces Series 2014-M8, Class X2, 0.29%, 6/25/2024[6,7]	12,959
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.84%, 9/25/2023[1,6,7]	12,218
4,195,108	Series K044, Class X1, 0.74%, 1/25/2025[1,6,7]	47,719
900,000	Series K043, Class X3, 1.63%, 2/25/2043[1,6,7]	24,290
2,900,000	Series K046, Class X3, 1.51%, 4/25/2043[1,6,7]	72,407
900,000	Series K050, Class X3, 1.55%, 10/25/2043[1,6,7]	28,373
1,100,000	Series K052, Class X3, 1.62%, 1/25/2044[1,6,7]	40,162
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,6,7]	173,733
	Government National Mortgage Association
2,300,343	Series 2013-139, Class IO, 0.31%, 10/16/2054[1,6,7]	44,666
284,482	Series 2013-175, Class IO, 0.19%, 5/16/2055[1,6,7]	1,142
164,440	Series 2014-120, Class IO, 0.48%, 4/16/2056[1,6,7]	1,714
2,303,007	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,6,7]	81,064
3,299,195	Series 2017-169, Class IO, 0.59%, 1/16/2060[1,6,7]	111,229
2,159,698	Series 2018-41, Class IO, 0.60%, 5/16/2060[1,6,7]	78,877
3,529,650	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,6,7]	143,487
1,267,264	Series 2019-8, Class IO, 0.87%, 11/16/2060[1,6,7]	71,040
17,429,746	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,6,7]	769,407
1,474,455	Life Mortgage Trust Series 2021-BMR, Class F, 7.29% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	1,371,964
600,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.28% (1-Month USD Libor+260 basis points), 4/15/2038[2,3]	557,898
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class AS, 4.48%, 10/15/2046[1,6]	1,970,670

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,500,000	MTN Commercial Mortgage Trust Series 2022-LPFL, Class E, 9.12% (1-Month Term SOFR+429 basis points), 3/15/2039[2,3]	$1,418,319
1,429,420	OPG Trust Series 2021-PORT, Class F, 6.63% (1-Month USD Libor+195 basis points), 10/15/2036[2,3]	1,303,986
1,500,000	SMRT Series 2022-MINI, Class E, 7.53% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,349,561
1,400,000	SREIT Trust Series 2021-MFP, Class F, 7.31% (1-Month USD Libor+263 basis points), 11/15/2038[2,3]	1,278,624
12,097,865	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.02%, 12/15/2052[1,6,7]	544,259
2,179,362	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.76%, 9/15/2058[1,6,7]	32,263
	WFRBS Commercial Mortgage Trust
1,500,000	Series 2014-C19, Class AS, 4.27%, 3/15/2047[1]	1,460,089
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	954,256
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	781,180
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.65%, 8/15/2047[1,6,7]	27,728
6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,6,7]	32,870
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $43,172,606)	40,085,784
	CORPORATE BONDS — 49.4%
	COMMUNICATIONS — 2.7%
4,500,000	AT&T, Inc. 5.45% (SOFR Index+64 basis points), 3/25/2024[1,2]	4,494,456
569,000	Level 3 Financing, Inc. 4.62%, 9/15/2027[1,3]	342,111
2,565,000	NBN Co., Ltd. 0.88%, 10/8/2024[1,3,5]	2,404,918
500,000	Netflix, Inc. 4.38%, 11/15/2026	494,375
2,140,000	NTT Finance Corp. 0.58%, 3/1/2024[3,5]	2,051,877
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,399,930
2,000,000	Warnermedia Holdings, Inc. 3.53%, 3/15/2024[1,3]	1,953,270
		13,140,937
	CONSUMER DISCRETIONARY — 4.1%
750,000	AMN Healthcare, Inc. 4.62%, 10/1/2027[1,3]	695,368

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,430,000	Aptiv PLC / Aptiv Corp. 2.40%, 2/18/2025[1,5]	$1,361,480
	BMW U.S. Capital LLC
1,600,000	5.35% (SOFR Index+53 basis points), 4/1/2024[2,3]	1,594,168
2,000,000	4.99% (SOFR Index+38 basis points), 8/12/2024[2,3]	1,983,828
3,500,000	ERAC USA Finance LLC 2.70%, 11/1/2023[1,3]	3,441,686
1,200,000	Ford Motor Credit Co. LLC 3.38%, 11/13/2025[1]	1,124,748
2,000,000	General Motors Financial Co., Inc. 5.44% (SOFR Rate+62 basis points), 10/15/2024[2]	1,969,984
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	499,062
3,000,000	Hyundai Capital America 1.00%, 9/17/2024[3]	2,810,889
1,488,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,5]	1,436,292
600,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	592,636
276,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8.00%, 9/20/2025[1,3,5]	276,690
1,640,000	Toyota Motor Credit Corp. 4.94% (SOFR Rate+29 basis points), 9/13/2024[2]	1,622,318
480,000	United Airlines, Inc. 4.37%, 4/15/2026[1,3]	459,738
		19,868,887
	CONSUMER STAPLES — 0.9%
1,000,000	7-Eleven, Inc. 0.80%, 2/10/2024[1,3]	957,552
400,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25%, 3/15/2026[1,3]	376,398
1,000,000	General Mills, Inc. 5.84% (3-Month USD Libor+101 basis points), 10/17/2023[2]	1,003,782
2,000,000	Liberty Mutual Group, Inc. 4.25%, 6/15/2023[3]	1,988,882
		4,326,614
	ENERGY — 1.9%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	290,397
829,000	3.95%, 12/1/2026[1]	739,652
3,000,000	ConocoPhillips Co. 2.13%, 3/8/2024[1]	2,919,222
859,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	839,672
	DCP Midstream Operating LP

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$513,000	5.38%, 7/15/2025[1]	$510,332
149,000	5.62%, 7/15/2027[1]	150,138
192,000	Devon Energy Corp. 5.25%, 9/15/2024[1]	192,387
	EQT Corp.
689,000	6.12%, 2/1/2025[1]	693,098
777,000	3.13%, 5/15/2026[1,3]	718,686
	PDC Energy, Inc.
64,000	6.12%, 9/15/2024[1]	63,680
882,000	5.75%, 5/15/2026[1]	858,583
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	957,070
		8,932,917
	FINANCIALS — 27.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2,000,000	1.15%, 10/29/2023[5]	1,939,152
2,000,000	1.65%, 10/29/2024[1,5]	1,868,048
	American Express Co.
860,000	5.55% (3-Month USD Libor+75 basis points), 8/3/2023[1,2]	859,826
1,620,000	5.75% (SOFR Rate+93 basis points), 3/4/2025[1,2]	1,610,533
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,5]	561,225
	Bank of America Corp.
3,000,000	5.78% (3-Month USD Libor+96 basis points), 7/23/2024[1,2]	2,998,482
2,000,000	5.27% (SOFR Rate+69 basis points), 4/22/2025[1,2]	1,978,700
2,000,000	3.84% (SOFR Rate+111 basis points), 4/25/2025[1,6]	1,962,714
2,000,000	Bank of Montreal 4.94% (SOFR Index+27 basis points), 9/15/2023[2,5]	1,997,510
2,000,000	Bank of New York Mellon Corp. 4.83% (SOFR Rate+26 basis points), 4/26/2024[1,2]	1,987,874
	Bank of Nova Scotia
3,000,000	5.22% (SOFR Index+55 basis points), 9/15/2023[2,5]	2,998,020
3,000,000	4.98% (SOFR Index+45 basis points), 4/15/2024[2,5]	2,984,268
	Barclays PLC
2,733,000	6.25% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,5]	2,723,238
1,330,000	1.01% (USD 1 Year Tsy+80 basis points), 12/10/2024[1,5,6]	1,281,362
1,000,000	7.32% (USD 1 Year Tsy+305 basis points), 11/2/2026[1,5,6]	1,023,424
	Capital One Financial Corp.
2,000,000	2.60%, 5/11/2023[1]	1,991,990
1,500,000	4.17% (SOFR Rate+137 basis points), 5/9/2025[1,6]	1,452,618
	Citigroup, Inc.
4,240,000	5.99% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	4,237,261
2,000,000	5.25% (SOFR Rate+67 basis points), 5/1/2025[1,2]	1,973,686
2,000,000	5.51% (SOFR Rate+69 basis points), 1/25/2026[1,2]	1,960,374
2,000,000	5.61% (SOFR Rate+155 basis points), 9/29/2026[1,6]	2,013,946

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$4,000,000	Cooperatieve Rabobank UA 4.90% (SOFR Index+38 basis points), 1/10/2025[2,5]	$3,959,684
	Credit Suisse Group A.G.
2,000,000	6.39% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,5]	1,950,076
2,000,000	3.70%, 2/21/2025[5]	1,892,860
2,000,000	Danske Bank A/S 6.21% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,5]	1,999,484
2,000,000	Deutsche Bank A.G. 0.90%, 5/28/2024[5]	1,876,880
428,000	Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025[1,3]	428,285
2,000,000	Goldman Sachs Group, Inc. 1.76% (SOFR Rate+73 basis points), 1/24/2025[1,6]	1,938,330
	HSBC Holdings PLC
3,000,000	5.92% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,5]	2,976,960
1,957,000	0.73% (SOFR Rate+53 basis points), 8/17/2024[1,5,6]	1,916,326
1,120,000	5.19% (SOFR Rate+58 basis points), 11/22/2024[1,2,5]	1,095,326
1,110,000	Huntington National Bank 4.01% (SOFR Rate+120 basis points), 5/16/2025[1,6]	1,062,661
3,000,000	ING Groep N.V. 6.46% (SOFR Index+164 basis points), 3/28/2026[1,2,5]	3,013,176
	JPMorgan Chase & Co.
4,000,000	5.71% (3-Month USD Libor+89 basis points), 7/23/2024[1,2]	3,996,876
3,000,000	5.74% (SOFR Rate+92 basis points), 2/24/2026[1,2]	2,981,082
3,000,000	KeyBank N.A. 4.98% (SOFR Index+32 basis points), 6/14/2024[1,2]	2,931,669
2,000,000	Macquarie Bank Ltd. 6.13% (SOFR Rate+131 basis points), 3/21/2025[2,3,5]	2,000,192
2,000,000	Macquarie Group Ltd. 5.24% (SOFR Rate+71 basis points), 10/14/2025[1,2,3,5]	1,942,178
2,000,000	MassMutual Global Funding II 4.82% (SOFR Rate+27 basis points), 10/21/2024[2,3]	1,984,204
3,000,000	Metropolitan Life Global Funding I 5.12% (SOFR Rate+30 basis points), 9/27/2024[2,3]	2,970,219
1,500,000	Mitsubishi UFJ Financial Group, Inc. 5.06% (USD 1 Year Tsy+155 basis points), 9/12/2025[1,5,6]	1,489,131
	Morgan Stanley
3,000,000	5.21% (SOFR Rate+63 basis points), 1/24/2025[1,2]	2,957,154
2,000,000	1.16% (SOFR Rate+56 basis points), 10/21/2025[1,6]	1,866,930
2,000,000	5.59% (SOFR Rate+95 basis points), 2/18/2026[1,2]	1,969,560
1,014,000	MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/2027[1]	834,015
1,765,000	National Bank of Canada 5.31% (SOFR Rate+49 basis points), 8/6/2024[2,5]	1,748,787
1,000,000	NatWest Group PLC 6.68% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,5]	998,928

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,000,000	NatWest Markets PLC 6.27% (SOFR Rate+145 basis points), 3/22/2025[2,3,5]	$992,509
2,000,000	New York Life Global Funding 4.86% (SOFR Index+33 basis points), 1/14/2025[2,3]	1,977,342
1,200,000	Northwestern Mutual Global Funding 5.14% (SOFR Rate+33 basis points), 3/25/2024[2,3]	1,188,297
371,000	OneMain Finance Corp. 3.50%, 1/15/2027[1]	311,150
1,300,000	Protective Life Global Funding 1.08%, 6/9/2023[3]	1,286,200
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	641,242
5,000,000	Royal Bank of Canada 4.93% (SOFR Index+36 basis points), 7/29/2024[2,5]	4,955,435
727,000	SLM Corp. 4.20%, 10/29/2025[1]	654,300
	Standard Chartered PLC
1,500,000	0.99% (USD 1 Year Tsy+78 basis points), 1/12/2025[1,3,5,6]	1,441,129
2,000,000	5.55% (SOFR Rate+93 basis points), 11/23/2025[1,2,3,5]	1,962,364
	Toronto-Dominion Bank
1,000,000	5.27% (SOFR Rate+45 basis points), 9/28/2023[2,5]	999,100
2,000,000	4.93% (SOFR Rate+41 basis points), 1/10/2025[2,5]	1,976,700
3,000,000	Truist Bank 4.73% (SOFR Rate+20 basis points), 1/17/2024[1,2]	2,959,950
3,000,000	Truist Financial Corp. 5.05% (SOFR Rate+40 basis points), 6/9/2025[1,2]	2,872,470
5,000,000	UBS A.G. 4.97% (SOFR Rate+36 basis points), 2/9/2024[2,3,5]	4,974,545
	VICI Properties LP / VICI Note Co., Inc.
1,000,000	5.62%, 5/1/2024[1,3]	991,255
888,000	3.50%, 2/15/2025[1,3]	841,303
800,000	4.25%, 12/1/2026[1,3]	746,413
2,000,000	Wells Fargo & Co. 3.91% (SOFR Rate+132 basis points), 4/25/2026[1,6]	1,940,182
3,000,000	Westpac Banking Corp. 4.91% (SOFR Rate+30 basis points), 11/18/2024[2,5]	2,964,249
		133,861,359
	HEALTH CARE — 3.2%
835,000	Astrazeneca Finance LLC 0.70%, 5/28/2024[1]	797,417
3,930,000	AstraZeneca PLC 5.54% (3-Month USD Libor+67 basis points), 8/17/2023[2,5]	3,919,668
1,500,000	Bayer U.S. Finance II LLC 3.87%, 12/15/2023[1,3]	1,483,480
	Cigna Corp.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$535,000	3.00%, 7/15/2023[1]	$531,020
2,100,000	0.61%, 3/15/2024[1]	2,009,635
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	498,525
1,000,000	5.00%, 5/15/2027[1,3]	982,590
1,700,000	PerkinElmer, Inc. 0.55%, 9/15/2023[1]	1,665,546
1,665,000	Royalty Pharma PLC 0.75%, 9/2/2023[5]	1,623,528
2,000,000	Thermo Fisher Scientific, Inc. 5.07% (SOFR Index+53 basis points), 10/18/2024[1,2]	1,986,820
		15,498,229
	INDUSTRIALS — 4.7%
913,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.13%, 8/15/2026[1,3,5]	851,372
	Boeing Co.
1,500,000	4.51%, 5/1/2023[1]	1,499,466
3,000,000	1.43%, 2/4/2024[1]	2,898,549
2,000,000	Caterpillar Financial Services Corp. 4.86% (SOFR Rate+24 basis points), 5/17/2024[2]	1,990,802
	Daimler Trucks Finance North America LLC
3,000,000	5.42% (SOFR Rate+60 basis points), 12/14/2023[2,3]	2,969,442
2,000,000	5.57% (SOFR Rate+75 basis points), 12/13/2024[2,3]	1,973,312
542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	523,030
	Penske Truck Leasing Co. LP / PTL Finance Corp.
3,000,000	4.12%, 8/1/2023[1,3]	2,983,155
2,737,000	2.70%, 11/1/2024[1,3]	2,617,812
2,000,000	Rockwell Automation, Inc. 0.35%, 8/15/2023[1]	1,965,040
2,460,000	Siemens Financieringsmaatschappij N.V. 5.25% (SOFR Rate+43 basis points), 3/11/2024[2,3,5]	2,455,095
		22,727,075
	MATERIALS — 0.7%
309,000	Cleveland-Cliffs, Inc. 6.75%, 3/15/2026[1,3]	314,562
1,665,000	Glencore Funding LLC 4.12%, 3/12/2024[1,3]	1,647,020
1,000,000	International Flavors & Fragrances, Inc. 3.20%, 5/1/2023[1]	997,721
536,000	SPCM S.A. 3.13%, 3/15/2027[1,3,5]	469,915
		3,429,218

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY — 1.6%
	Hewlett Packard Enterprise Co.
$1,000,000	4.45%, 10/2/2023[1]	$994,352
2,000,000	1.45%, 4/1/2024[1]	1,923,082
2,000,000	Oracle Corp. 2.40%, 9/15/2023[1]	1,974,084
3,000,000	Skyworks Solutions, Inc. 0.90%, 6/1/2023[1]	2,974,791
		7,866,309
	UTILITIES — 1.9%
182,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	177,447
4,000,000	Dominion Energy, Inc. 5.39% (3-Month USD Libor+53 basis points), 9/15/2023[1,2]	3,985,172
1,100,000	Entergy Louisiana LLC 0.95%, 10/1/2024[1]	1,035,750
2,240,000	Eversource Energy 4.86% (SOFR Index+25 basis points), 8/15/2023[2]	2,228,890
1,905,000	Florida Power & Light Co. 4.91% (SOFR Index+38 basis points), 1/12/2024[1,2]	1,893,303
		9,320,562
	TOTAL CORPORATE BONDS
	(Cost $244,250,014)	238,972,107
	MUNICIPAL BONDS — 0.6%
1,685,000	City of Houston TX Airport System Revenue 1.06%, 7/1/2023	1,668,723
500,000	City of Riverside CA 1.90%, 6/1/2023	497,491
595,000	County of San Bernardino CA 6.02%, 8/1/2023	596,329
	TOTAL MUNICIPAL BONDS
	(Cost $2,786,885)	2,762,543
	U.S. GOVERNMENT AND AGENCIES — 11.1%
	United States Treasury Note
5,000,000	2.75%, 11/15/2023	4,937,500
5,000,000	0.87%, 1/31/2024	4,841,990
10,000,000	2.25%, 3/31/2024	9,767,580
10,000,000	0.25%, 5/15/2024	9,535,940
10,000,000	3.25%, 8/31/2024	9,844,530
10,000,000	2.75%, 2/28/2025	9,748,440
5,000,000	3.50%, 9/15/2025	4,948,830
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $54,129,348)	53,624,810

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 8.6%
41,566,736	Goldman Sachs Financial Square Government Fund - Institutional Class 4.66%[8]	$41,566,736
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $41,566,736)	41,566,736
	TOTAL INVESTMENTS — 99.5%
	(Cost $498,199,312)	481,222,502
	Other Assets in Excess of Liabilities — 0.5%	2,613,799
	TOTAL NET ASSETS — 100.0%	$483,836,301

LLC – Limited Liability Company
LP – Limited Partnership
IO – Interest Only
MTN – Medium Term Note
PLC – Public Limited Company

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $185,777,944, which represents 38.4% of total net assets of the Fund.
[4]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]Foreign security denominated in U.S. Dollars.
[6]Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
[7]Interest-only security.
[8]The rate is the annualized seven-day yield at period end.